CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (89,242)	$ 142,912	$ (31,826)
Less: Net income from discontinued operations		221,183	20,288
Net loss from continuing operations	(89,242)	(78,271)	(52,114)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Bad debt provisions	12,697	(2,661)	3,212
Depreciation and amortization	12,971	5,771	6,294
Deferred tax (recovery) provision	4,328	4,681	(2,288)
Impairment of fixed assets	826
Share-based compensation	773	567	1,281
Loss (income) on equity method investments	33	(2,352)	212
Loss on disposal of property and equipment	22	(129)	(11)
Gain on sale/maturity of short-term investments		(347)	(643)
Changes in assets and liabilities
Accounts receivable	(3,250)	13,742	9,371
Notes receivable		762	(116)
Prepaid concession fees	(3,043)	7,302	(997)
Other current assets	(5,369)	(16,045)	2,224
Long-term deposits	(1,962)	3,632	(108)
Other non-current assets	(781)	2,778	(5,095)
Amount due from related parties	1,813	(4,873)	(953)
Accounts payable	6,730	(8,591)	(1,723)
Accrued expenses and other current liabilities	2,030	(6,762)	(466)
Deferred revenue	517	(2,643)	(1,905)
Amount due to related parties	(15,023)	12,803
Income tax payable	(27,377)	42,600	(68)
Other noncurrent liabilities	(303)		1,264
Net cash used in continuing operations	(103,610)	(28,036)	(42,629)
Net cash provided by (used in) discontinued operations		(41,026)	40,815
Net cash used in operating activities	(103,610)	(69,062)	(1,814)
CASH FLOWS FROM INVESTING ACTIVITIES:
Consideration receivable	195,915
Purchase of property and equipment	(21,558)	(10,389)	(4,306)
Prepaid equipment costs			(11,224)
Proceeds from disposal of property and equipment		978	18
Net amount received upon settlement of short-term investment	3,617	14,206	26,073
Dividend received from equity method investee			242
Restricted cash		3,223	(3,223)
Acquisition of Guangzhou Xinyu		(4,808)
Acquisition of AM Jiaming		325
Acquisition of non-controlling interests	(32,838)
Acquisition of equity investments	(475)
Proceeds from disposal of equity investment	3,014
Disposal of controlling interest in a former subsidiary		(14)
Loan to third parties	(17,093)	(5,572)
Purchase of long term investment		(3,033)	(1,629)
Net cash provided by (used in) continuing operations	130,582	(5,084)	5,951
Net cash (used in) provided by discontinued operations		93,226	(12,108)
Net cash (used in) provided by investing activities	130,582	88,142	(6,157)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from short-term loan			3,000
Cash payment for a short-term loan		(3,000)
Capital contribution from non-controlling interest	9,796		11,241
Distribution of dividends to non-controlling interests		(221)
Proceeds from disposal of equity interests of AirMedia Lianhe		536	1,958
Proceeds from options exercised	1,334	4,826	624
Net cash provided by continuing operations	11,130	2,141	16,823
Net cash used in discontinued operations
Net cash provided by financing activities	11,130	2,141	16,823
Effect of exchange rate changes	(7,515)	(1,698)	(1,067)
Net increase in cash	30,587	19,523	7,785
Cash and cash equivalents, at beginning of year	86,960	67,437	59,652
Cash and cash equivalents, at end of year	117,547	86,960	67,437
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	27,712	957	1,812
Interests paid for short-term loan		10	75
Fair value of property, equipment and other assets acquired in exchange of advertising services rendered and subsidiary's equity transferred	541	304	11,083
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Payable for purchase of property and equipment		15,925	8,526
Acquisition of non-controlling interests	1,882
Capital contribution from non-controlling interest	1,399
Dividend payable to non-controlling interests			73
Receivable for disposal of equity interests of AM Film and AM Lianhe		233	1,118
Receivable for disposal of 51% equity in AM Jiaming			53
Consideration receivable		$ 200,685